Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions		6 Months Ended	12 Months Ended
	Dec. 01, 2014 Segment	Jun. 30, 2015 Segment	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Advertising expense | $			$ 9.9	$ 3.2
Number of operating segments	2	1	1
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite Lived Intangible Asset,useful life			5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite Lived Intangible Asset,useful life			20 years